TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	May 31, 2011 Common Stock Issued	May 31, 2008 Common Stock Issued	Dec. 31, 2011 Common Stock Issued	Dec. 31, 2011 Treasury Stock	Dec. 31, 2011 Equity Units	Dec. 31, 2011 Series E Preferred Stock	Dec. 31, 2011 Series F Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2011 Series G Preferred Stock
The following table presents a roll forward of outstanding shares:
Shares, beginning of year	6,660,908				(6,660,908)
Shares, beginning of year	147,124,067			147,124,067		1,800,000,000
Shares, beginning of year							400,000	300,000		100,000
Shares, beginning of year	140,463,159
Issuances (in shares)	100,799,653	100,000,000	9,835,526	100,799,653							20,000
Settlement of equity unit stock purchase contracts (in shares)	3,606,417			3,606,417
Shares exchanged	1,655,026,284			1,655,037,962	(11,678)		(400,000)	(300,000)		(100,000)
Shares repurchased	(3,074,031)				(3,074,031)
Shares cancelled											(20,000)
Shares, end of period	9,746,617				(9,746,617)
Shares, end of period	1,906,568,099			1,906,568,099		1,800,000,000
Shares, end of year	1,896,821,482
Amount outstanding under the Department of the Treasury Commitment									$ 7.5